Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounts payable	$ 2,614	$ 2,430
Accrued liablities	2,182	1,962
VAT payable	30	(4)
Total	$ 4,826	$ 4,388